Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 138,731		$ 116,946	$ 158,720
Lease liabilities	14,556		15,245	13,442
Others	8
Less: Amounts capitalized in qualifying assets	(10,856)		(11,193)	(9,762)
Interest expense	142,439		120,998	162,400
Finance expense	10,840		10,186	9,082
Finance costs	$ 153,279	$ 4,988	$ 131,184	$ 171,482